S000010031 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg U.S. 1-5 Year Government Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.83%	1.29%	1.82%
Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	1.09%	1.46%
Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.27%	0.29%	0.65%
Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.49%	0.76%	1.98%

[1]	The Bloomberg US Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.
[2]	The Bloomberg U.S. 1-5 Year Government Bond Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.